Investment Securities - Narrative (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Investment Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Proceeds from sale of available-for-sale investment securities	$ 366,562,000	$ 7,018,000	$ 447,864,000
Available-for-sale Securities, Gross Realized Gains	3,100,000	28,000	300,000
Trading Securities	928,000	1,247,000
Available-for-sale Securities, Gross Realized Losses	1,000,000	10,000	10,000
Floating Interest Rate [Member] | Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Trading Securities Amortized Cost	3,553,000	4,327,000
Trading Securities	$ 928,000	$ 1,247,000
Trading securities weighted-average yield	4.25%	4.29%